Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lessee, Operating Leases, Supplemental Balance Sheet Infomormation [Table Text Block]
	December 31,
	2023	2022
	A$	A$
Operating lease right-of-use assets:
Non-current	2,662,885	4,422,303
Operating lease liabilities:
Current	825,475	755,125
Non-current	3,179,294	3,943,517

Weighted average remaining lease terms (in years)	6.3	6.9
Weighted average discount rate	4.8%	4.8%

Lease, Cost [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Fixed payment operating lease expense	805,481	965,224
Short-term lease expense	0	3,262
Sub-lease income	133,900	137,219

Lessee, Operating Lease, Income Statement Information [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Cost of goods sold	0	107,140
Cost of services	39,601	147,558
Research and development	138,340	273,823
Selling, general and administrative	627,540	436,703
	805,481	965,224

Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Operating cash outflows from operating leasses	979,387	831,685
	Year Ended December 31,
	2023	2022
	A$	A$
Right-of-use assets obtained in exchange for lease liabilities	28,353	3,023,907
Right-of-use asset modifications	0	0

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
December 31, 2023
A$
1 year	488,262
2 years	998,418
3 years	1,022,251
4 years	407,413
5 years	416,427
Thereafter	1,807,808
Total future lease payments	5,140,579
Less: imputed interest	(1,135,810)
Total operating lease liabilities	4,004,769
Current	825,475
Non-current	3,179,294